Aggregate Status Of The Plans And The Amounts Recognized In The Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 579,523	$ 464,578
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	333,287	210,935	127,786
Reconciliation Of Net Liabilities Abstract:
Accumulated other comprehensive loss at end of year	(333,287)	(210,935)	(127,786)
Pension Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Interest cost	31,139	31,513	32,672
Termination benefit cost	15,559	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Employer contribution	124,552	26,589
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net loss	281,431	176,910
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	281,431	176,910	146,935
Reconciliation Of Net Liabilities Abstract:
Net liabilities at beginning of year	(160,688)	(143,677)
Accumulated other comprehensive loss at beginning of year	176,910	146,935
Amount prepaid (accued) at beginning of year	16,222	3,258
Additional benefit cost	(15,559)	(4,229)
Net periodic benefit credit (cost)	908	(9,396)
Amount prepaid (accrued) at end of year	126,123	16,222	3,258
Accumulated other comprehensive loss at end of year	(281,431)	(176,910)	(146,935)
Net liabilities at end of year	(155,308)	(160,688)	(143,677)
Pension Plan | Change In Benefit Obligation [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	603,254	557,308
Interest cost	31,139	31,513
Termination benefit cost	15,559	0
Actuarial loss	87,403	58,019
Benefits paid	(30,906)	(43,586)
Benefit obligation at end of year	706,449	603,254
Pension Plan | Change In Fair Value Of Plan Assets [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(30,906)	(43,586)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	442,566	413,631
Actual return on plan assets	14,929	45,932
Employer contribution	124,552	26,589
Fair value of plan assets at end of year	551,141	442,566
Benefit Restoration Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Interest cost	1,581	1,537	1,616
Termination benefit cost	0	0	0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Employer contribution	6,751	45
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net loss	14,387	8,237
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	14,387	8,237	6,119
Reconciliation Of Net Liabilities Abstract:
Net liabilities at beginning of year	(8,289)	(5,896)
Accumulated other comprehensive loss at beginning of year	8,237	6,119
Amount prepaid (accued) at beginning of year	(52)	223
Additional benefit cost	0	0
Net periodic benefit credit (cost)	(369)	(320)
Amount prepaid (accrued) at end of year	6,330	(52)	223
Accumulated other comprehensive loss at end of year	(14,387)	(8,237)	(6,119)
Net liabilities at end of year	(8,057)	(8,289)	(5,896)
Benefit Restoration Plans | Change In Benefit Obligation [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	30,301	26,396
Interest cost	1,581	1,537
Termination benefit cost	0	0
Actuarial loss	5,695	3,235
Benefits paid	(1,138)	(867)
Benefit obligation at end of year	36,439	30,301
Benefit Restoration Plans | Change In Fair Value Of Plan Assets [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefits paid	(1,138)	(867)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	22,012	20,501
Actual return on plan assets	757	2,333
Employer contribution	6,751	45
Fair value of plan assets at end of year	$ 28,382	$ 22,012